INCOME TAXES (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 04, 2013	Jul. 29, 2012	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
INCOME TAXES
Combined federal, state and foreign effective tax rate for continuing operations			36.80%		(0.20%)	(16.40%)	(4.80%)
Reconciliation of the provision (benefit) for income taxes from continuing operations at the federal statutory rate of 35% to the actual tax provision (benefit)
Federal statutory rate					35.00%	35.00%	35.00%
Income taxes at federal statutory rate					$ (419)	$ (169)	$ (205)
State income taxes, net of federal income tax benefit					(53)	(24)	(15)
Non-deductible goodwill impairment					17
Non-deductible interest					14	15	13
Valuation allowance					442	259	228
Adjustments to tax reserves					(1)	12	4
Other, net					3	(14)	3
Total	$ 12	$ 1	$ 55	$ 34	$ 3	$ 79	$ 28